Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Financial Assets
The breakdown of other financial current assets of the Telefónica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Short-term credits	893	192
Short-term deposits and guarantees	139	209
Short-term derivative financial assets (Note 19)	461	352
Other current financial assets	307	325
Total	1,800	1,078